Average Annual Total Returns - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - Select Telecommunications Portfolio	Apr. 29, 2025
Fidelity Advisor Telecommunications Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	13.89%
Past 5 years	3.28%
Past 10 years	5.03%
Fidelity Advisor Telecommunications Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.32%
Past 5 years	1.54%
Past 10 years	3.35%
Fidelity Advisor Telecommunications Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.57%
Past 5 years	2.32%
Past 10 years	3.69%
Fidelity Advisor Telecommunications Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	18.95%
Past 5 years	3.73%
Past 10 years	5.04%
Fidelity Advisor Telecommunications Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	16.30%
Past 5 years	3.48%
Past 10 years	4.97%
Fidelity Advisor Telecommunications Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	21.20%
Past 5 years	4.85%
Past 10 years	6.00%
Fidelity Advisor Telecommunications Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	21.31%
Past 5 years	4.97%
Since Inception	4.83%	[1]
IXYR4
Average Annual Return:
Past 1 year	28.15%
Past 5 years	5.03%
Past 10 years	4.57%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%

[1]	A From October 2, 2018 .